Loans and Allowance for Loan and Lease Losses - Impaired Loans and Troubled Debt Restructuring (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($) loan
Recorded Investment [Abstract]
With no related allowance recorded	$ 1,131,000	$ 4,187,000
With an allowance recorded	20,726,000	21,265,000
Total recorded investment	21,857,000	25,452,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,131,000	8,744,000
With an allowance recorded	25,222,000	23,209,000
Total unpaid principal balance	26,353,000	31,953,000
Related Allowance [Abstract]
Total related allowance	610,000	458,000
Average Recorded Investment	23,738,000	35,746,000
Interest Income Recognized	$ 1,006,000	$ 1,125,000
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Financing receivable, modifications, number of contracts | loan	0	0
Number of projected future quarters under review	1 year
Performing TDRs	$ 18,800,000	$ 20,900,000
Non-Performing TDRs		277,000
Allowances for Performing TDRs	306,000	457,000
Commercial
Recorded Investment [Abstract]
With no related allowance recorded	0	17,000
With an allowance recorded	14,000	0
Total recorded investment	14,000	17,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	21,000
With an allowance recorded	19,000	0
Total unpaid principal balance	19,000	21,000
Related Allowance [Abstract]
Total related allowance	14,000	0
Average Recorded Investment	15,000	1,063,000
Interest Income Recognized	1,000	1,000
Real Estate | Real Estate Construction | Construction
Recorded Investment [Abstract]
With no related allowance recorded	0	1,365,000
With an allowance recorded	5,589,000	4,587,000
Total recorded investment	5,589,000	5,952,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	5,856,000
With an allowance recorded	10,080,000	4,684,000
Total unpaid principal balance	10,080,000	10,540,000
Related Allowance [Abstract]
Total related allowance	69,000	135,000
Average Recorded Investment	5,781,000	10,086,000
Interest Income Recognized	191,000	202,000
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Recorded Investment [Abstract]
With no related allowance recorded	0	155,000
With an allowance recorded	2,441,000	3,635,000
Total recorded investment	2,441,000	3,790,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	155,000
With an allowance recorded	2,441,000	3,665,000
Total unpaid principal balance	2,441,000	3,820,000
Related Allowance [Abstract]
Total related allowance	36,000	58,000
Average Recorded Investment	3,372,000	4,267,000
Interest Income Recognized	134,000	193,000
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Recorded Investment [Abstract]
With no related allowance recorded	0	277,000
With an allowance recorded	11,299,000	12,124,000
Total recorded investment	11,299,000	12,401,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	277,000
With an allowance recorded	11,299,000	13,941,000
Total unpaid principal balance	11,299,000	14,218,000
Related Allowance [Abstract]
Total related allowance	192,000	250,000
Average Recorded Investment	11,850,000	15,894,000
Interest Income Recognized	606,000	632,000
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Recorded Investment [Abstract]
With no related allowance recorded	1,131,000	2,292,000
With an allowance recorded	1,383,000	919,000
Total recorded investment	2,514,000	3,211,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,131,000	2,354,000
With an allowance recorded	1,383,000	919,000
Total unpaid principal balance	2,514,000	3,273,000
Related Allowance [Abstract]
Total related allowance	299,000	15,000
Average Recorded Investment	2,704,000	4,201,000
Interest Income Recognized	74,000	92,000
Real Estate | Real Estate Mortgage | Residential – Multifamily
Recorded Investment [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total recorded investment	0	0
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total unpaid principal balance	0	0
Related Allowance [Abstract]
Total related allowance	0	0
Average Recorded Investment	0	138,000
Interest Income Recognized	0	0
Consumer
Recorded Investment [Abstract]
With no related allowance recorded	0	81,000
With an allowance recorded	0	0
Total recorded investment	0	81,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	0	81,000
With an allowance recorded	0	0
Total unpaid principal balance	0	81,000
Related Allowance [Abstract]
Total related allowance	0	0
Average Recorded Investment	16,000	97,000
Interest Income Recognized	$ 0	$ 5,000